Members’ Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 05, 2025	Aug. 28, 2025	Mar. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Units outstanding	1	1
Units issued	1	1	0
Boost Run Holdings LLC [Member] | August 2025 Bridge Loan Agreement [Member]
Class of Stock [Line Items]
Loan available amount				$ 20,000
Common Class A [Member] | Boost Run Holdings LLC [Member]
Class of Stock [Line Items]
Units outstanding	8,500	8,500			8,500	8,500
Shares authorized	Unlimited
Units issued	8,500
Common Class C [Member] | Boost Run Holdings LLC [Member]
Class of Stock [Line Items]
Units outstanding	128	128		128
Participation threshold price per unit				$ 6,394
Shares authorized	Unlimited
Units issued	128
Common Class C [Member] | Boost Run Holdings LLC [Member] | August 2025 Bridge Loan Agreement [Member]
Class of Stock [Line Items]
Units issuable				179
Common Class B [Member] | Boost Run Holdings LLC [Member]
Class of Stock [Line Items]
Shares authorized	Unlimited